Average Annual Total Returns	0 Months Ended
Jan. 01, 2013
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class A Shares
Average Annual Return:
1 Year	(4.44%)
5 Years	2.93%
10 Years	3.92%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class B Shares
Average Annual Return:
1 Year	(4.29%)
5 Years	3.01%
10 Years	3.74%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class C Shares
Average Annual Return:
1 Year	(0.42%)
5 Years	3.36%
10 Years	3.76%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class K Shares
Average Annual Return:
1 Year	1.41%
5 Years	4.17%
10 Years	4.57%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class R Shares
Average Annual Return:
1 Year	1.08%
5 Years	3.88%
10 Years	4.28%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class R5 Shares
Average Annual Return:
1 Year	1.65%
5 Years	4.42%
10 Years	4.82%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class Z Shares
Average Annual Return:
1 Year	1.57%
5 Years	4.41%
10 Years	4.81%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	0.75%
5 Years	3.69%
10 Years	4.13%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.86%
5 Years	3.49%
10 Years	3.85%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(18.41%)
5 Years	2.52%
10 Years	15.08%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Hang Seng Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(19.91%)
5 Years	(1.55%)
10 Years	4.97%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class A Shares
Average Annual Return:
1 Year	(27.73%)
5 Years	0.79%
10 Years	11.54%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(28.27%)
5 Years	0.50%
10 Years	11.28%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(17.06%)
5 Years	0.75%
10 Years	10.36%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class A Shares | shares returns before taxes (without sales charges)
Average Annual Return:
1 Year	(23.33%)
5 Years	1.99%
10 Years	12.20%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class B Shares
Average Annual Return:
1 Year	(27.47%)
5 Years	0.86%
10 Years	11.37%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class C Shares
Average Annual Return:
1 Year	(24.61%)
5 Years	1.23%
10 Years	11.35%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class I Shares
Average Annual Return:
1 Year	(23.17%)
5 Years	2.03%
10 Years	12.22%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class Z Shares
Average Annual Return:
1 Year	(23.13%)
5 Years	2.25%
10 Years	12.77%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.65%)
5 Years	2.44%
10 Years	5.29%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Russell Midcap Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.55%)
5 Years	1.41%
10 Years	6.99%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class A Shares
Average Annual Return:
1 Year	(10.14%)
5 Years	2.26%
10 Years	4.22%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class B Shares
Average Annual Return:
1 Year	(9.95%)
5 Years	2.36%
10 Years	4.06%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class C Shares
Average Annual Return:
1 Year	(6.28%)
5 Years	2.71%
10 Years	4.11%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class I Shares
Average Annual Return:
1 Year	(4.29%)
5 Years	3.78%
10 Years	5.17%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class R Shares
Average Annual Return:
1 Year	(4.89%)
5 Years	3.21%
10 Years	4.63%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class R5 Shares
Average Annual Return:
1 Year	(4.30%)
5 Years	3.76%
10 Years	5.16%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class T Shares
Average Annual Return:
1 Year	(10.19%)
5 Years	2.20%
10 Years	4.20%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class W Shares
Average Annual Return:
1 Year	(4.67%)
5 Years	3.49%
10 Years	4.90%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class Y Shares
Average Annual Return:
1 Year	(4.37%)
5 Years	3.77%
10 Years	5.17%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class Z Shares
Average Annual Return:
1 Year	(4.41%)
5 Years	3.74%
10 Years	5.15%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(4.86%)
5 Years	2.98%
10 Years	4.65%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.24%)
5 Years	3.03%
10 Years	4.39%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class A Shares
Average Annual Return:
1 Year	(10.88%)
5 Years	2.08%
10 Years	5.32%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class B Shares
Average Annual Return:
1 Year	(10.37%)
5 Years	2.19%
10 Years	5.17%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class C Shares
Average Annual Return:
1 Year	(6.97%)
5 Years	2.52%
10 Years	5.17%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class I Shares
Average Annual Return:
1 Year	(4.99%)
5 Years	3.61%
10 Years	6.24%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class R Shares
Average Annual Return:
1 Year	(5.66%)
5 Years	3.05%
10 Years	5.69%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class Y Shares
Average Annual Return:
1 Year	(5.00%)
5 Years	3.63%
10 Years	6.25%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class Z Shares
Average Annual Return:
1 Year	(5.18%)
5 Years	3.56%
10 Years	6.21%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(6.60%)
5 Years	2.79%
10 Years	5.46%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.61%)
5 Years	2.95%
10 Years	5.28%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
5 Years	(0.02%)
10 Years	3.34%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(7.35%)
5 Years	(1.93%)
10 Years	4.24%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class A Shares
Average Annual Return:
1 Year	(14.35%)
5 Years	(1.74%)
10 Years	4.85%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class B Shares
Average Annual Return:
1 Year	(14.32%)
5 Years	(1.68%)
10 Years	4.67%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class C Shares
Average Annual Return:
1 Year	(10.71%)
5 Years	(1.31%)
10 Years	4.69%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class I Shares
Average Annual Return:
1 Year	(8.75%)
5 Years	(0.28%)
10 Years	5.76%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class R Shares
Average Annual Return:
1 Year	(9.30%)
5 Years	(0.83%)
10 Years	5.21%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class W Shares
Average Annual Return:
1 Year	(9.08%)
5 Years	(0.50%)
10 Years	5.57%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class Y Shares
Average Annual Return:
1 Year	(8.78%)
5 Years	(0.25%)
10 Years	5.78%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class Z Shares
Average Annual Return:
1 Year	(8.89%)
5 Years	(0.33%)
10 Years	5.74%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(8.97%)
5 Years	(0.69%)
10 Years	5.10%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.68%)
5 Years	(0.24%)
10 Years	4.96%
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Bank of America Merrill Lynch 100 Technology Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(12.27%)
5 Years	(0.10%)
10 Years	2.12%
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class A Shares
Average Annual Return:
1 Year	(19.71%)
5 Years	(1.80%)
10 Years	4.78%
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class B Shares
Average Annual Return:
1 Year	(19.71%)
5 Years	(1.73%)
10 Years	4.59%
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class C Shares
Average Annual Return:
1 Year	(16.30%)
5 Years	(1.35%)
10 Years	4.66%
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class Z Shares
Average Annual Return:
1 Year	(14.59%)
5 Years	(0.36%)
10 Years	5.69%
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(14.59%)
5 Years	(0.57%)
10 Years	5.42%
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(9.49%)
5 Years	(0.33%)
10 Years	4.90%
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
5 Years	(0.02%)
10 Years	3.34%
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class A Shares
Average Annual Return:
1 Year	(6.86%)
5 Years	1.35%
10 Years	2.79%
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class B Shares
Average Annual Return:
1 Year	(6.70%)
5 Years	1.42%
10 Years	2.62%
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class C Shares
Average Annual Return:
1 Year	(2.94%)
5 Years	1.78%
10 Years	2.63%
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class I Shares
Average Annual Return:
1 Year	(0.84%)
5 Years	2.84%
10 Years	3.68%
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class K Shares
Average Annual Return:
1 Year	(1.10%)
5 Years	2.66%
10 Years	3.52%
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class R Shares
Average Annual Return:
1 Year	(1.38%)
5 Years	2.32%
10 Years	3.17%
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class T Shares
Average Annual Return:
1 Year	(6.83%)
5 Years	1.27%
10 Years	2.73%
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class W Shares
Average Annual Return:
1 Year	(1.19%)
5 Years	2.55%
10 Years	3.41%
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class Z Shares
Average Annual Return:
1 Year	(0.93%)
5 Years	2.81%
10 Years	3.66%
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(1.37%)
5 Years	2.35%
10 Years	3.08%
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.02%)
5 Years	2.39%
10 Years	3.06%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.02%
5 Years	1.94%
10 Years	7.09%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class A Shares
Average Annual Return:
1 Year	(8.65%)
5 Years	0.72%
10 Years	6.51%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class B Shares
Average Annual Return:
1 Year	(8.44%)
5 Years	0.89%
10 Years	6.32%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class C Shares
Average Annual Return:
1 Year	(4.75%)
5 Years	1.16%
10 Years	6.36%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class I Shares
Average Annual Return:
1 Year	(2.75%)
5 Years	2.22%
10 Years	7.45%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class T Shares
Average Annual Return:
1 Year	(8.79%)
5 Years	0.66%
10 Years	6.44%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class W Shares
Average Annual Return:
1 Year	(3.09%)
5 Years	1.94%
10 Years	7.17%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class Z Shares
Average Annual Return:
1 Year	(2.95%)
5 Years	2.17%
10 Years	7.42%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(3.48%)
5 Years	1.12%
10 Years	6.25%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.20%)
5 Years	1.69%
10 Years	6.24%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(18.42%)
5 Years	2.40%
10 Years	13.86%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class A Shares
Average Annual Return:
1 Year	(23.79%)
5 Years	(1.87%)
10 Years	12.07%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class C Shares
Average Annual Return:
1 Year	(20.58%)
5 Years	(1.46%)
10 Years	11.90%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class I Shares
Average Annual Return:
1 Year	(18.81%)
5 Years	(0.46%)
10 Years	13.03%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class R Shares
Average Annual Return:
1 Year	(19.31%)
5 Years	(0.99%)
10 Years	12.44%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class W Shares
Average Annual Return:
1 Year	(19.24%)
5 Years	(0.76%)
10 Years
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Average Annual Return:
1 Year	(18.90%)
5 Years	(0.49%)
10 Years	13.01%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(19.53%)
5 Years	(1.73%)
10 Years	12.18%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.23%)
5 Years	(0.18%)
10 Years	11.90%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | 60% MSCI World Energy Sector Index and 40% MSCI World Materials Sector Index
Average Annual Return:
1 Year	(8.20%)
5 Years	2.18%
10 Years	10.30%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	(7.35%)
5 Years	4.04%
10 Years	10.99%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class A Shares
Average Annual Return:
1 Year	(16.29%)
5 Years	0.96%
10 Years	10.41%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class B Shares
Average Annual Return:
1 Year	(16.15%)
5 Years	0.86%
10 Years	10.04%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class C Shares
Average Annual Return:
1 Year	(12.67%)
5 Years	1.43%
10 Years	10.26%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class I Shares
Average Annual Return:
1 Year	(10.74%)
5 Years	2.45%
10 Years	11.36%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class K Shares
Average Annual Return:
1 Year	(11.06%)
5 Years	2.15%
10 Years	11.06%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class R Shares
Average Annual Return:
1 Year	(11.38%)
5 Years	1.82%
10 Years	10.70%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Average Annual Return:
1 Year	(10.92%)
5 Years	2.39%
10 Years	11.33%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(11.22%)
5 Years	1.41%
10 Years	9.86%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.68%)
5 Years	1.68%
10 Years	9.64%
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class A Shares
Average Annual Return:
1 Year	(17.68%)
5 Years	(2.22%)
10 Years	4.43%
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class C Shares
Average Annual Return:
1 Year	(14.17%)
5 Years	(1.80%)
10 Years	4.27%
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class R Shares
Average Annual Return:
1 Year	(12.86%)
5 Years	(1.32%)
10 Years	4.80%
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Average Annual Return:
1 Year	(12.50%)
5 Years	(0.84%)
10 Years	5.35%
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(12.50%)
5 Years	(1.15%)
10 Years	5.01%
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.13%)
5 Years	(0.68%)
10 Years	4.71%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class A Shares
Average Annual Return:
1 Year	(16.13%)
5 Years	(3.13%)
10 Years	3.71%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class C Shares
Average Annual Return:
1 Year	(12.57%)
5 Years	(2.69%)
10 Years	3.56%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class I Shares
Average Annual Return:
1 Year	(10.79%)
5 Years	(1.75%)
10 Years	4.58%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class R Shares
Average Annual Return:
1 Year	(11.22%)
5 Years	(2.22%)
10 Years	4.07%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class W Shares
Average Annual Return:
1 Year	(11.01%)
5 Years	(1.99%)
10 Years	4.32%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Average Annual Return:
1 Year	(10.79%)
5 Years	(1.76%)
10 Years	4.57%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.97%)
5 Years	(1.99%)
10 Years	4.37%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.77%)
5 Years	(1.49%)
10 Years	3.96%